INVESTMENT SERIES FUNDS, INC.

                               Federated Investors
                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                December 31, 1997



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: INVESTMENT SERIES FUNDS, INC.
            Federated Bond Fund
         1933 Act File No. 33/48847
         1940 Act File No. 811-07021

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of the prospectuses and the statement of additional information dated December 31, 1997, that would have been filed under Rule 497(c), do not differ from the forms of the prospectuses and the statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) [as Post-effective amendment No. 15] on December 24, 1997.


      If you have any questions regarding this certification, please call me at
(412) 288-8515.

                                          Very truly yours,



                                          /s/ Matthew S. Hardin
                                          Matthew S. Hardin
                                          Assistant Secretary